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Credit Suisse Floating Rate High Income Fund
CREDIT SUISSE FLOATING RATE HIGH INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks high current income
and, secondarily, capital appreciation.
FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 89 under the heading "Other Shareholder Information – Classes of Shares and Sales Charges" and on page 94 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information." You may pay other fees on purchases and sales of Class I shares of the fund, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees (paid directly from your investment)
Shareholder Fees - Credit Suisse Floating Rate High Income Fund	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
[1]	Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.
[2]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Credit Suisse Floating Rate High Income Fund		Class A	Class C	Class I
Management fee		0.60%	0.60%	0.60%
Distribution and service (12b-1) fee		0.25%	1.00%	none
Other expenses		0.19%	0.19%	0.19%
Total annual fund operating expenses		1.04%	1.79%	0.79%
Less: amount of fee limitations/expense reimbursements	[1]	0.09%	0.09%	0.09%
Total annual fund operating expenses after fee limitations/expense reimbursements		0.95%	1.70%	0.70%
[1]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 0.95% of the fund's average daily net assets for Class A shares, 1.70% of the fund's average daily net assets for Class C shares and 0.70% of the fund's average daily net assets for Class I shares at least through February 28, 2022. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees).The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example - Credit Suisse Floating Rate High Income Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A	567	782	1,013	1,678
Class C	273	555	961	2,098
Class I	72	243	430	970

Expense Example No Redemption - Credit Suisse Floating Rate High Income Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A	567	782	1,013	1,678
Class C	173	555	961	2,098
Class I	72	243	430	970

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended October 31, 2020, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (commonly referred to as "junk bonds"). The high yield, fixed income securities in which the fund will invest for purposes of this 80% policy will consist entirely of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans typically are secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is adjusted periodically to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers. The fund may invest up to 30% of its assets in securities of non-U.S. issuers. The fund seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them. The fund generally will not invest in instruments rated at the time of investment in the lowest rating categories (Ca or below by Moody's Investors Service ("Moody's") and CC or below by S&P Global Ratings, a division of S&P Global Inc. ("S&P")) but may continue to hold securities which are subsequently downgraded.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BELOW INVESTMENT GRADE SECURITIES RISK

Below investment grade securities (commonly referred to as "junk bonds") are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.

CONFLICT OF INTEREST RISK

Affiliates of Credit Suisse may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of Credit Suisse's affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

CREDIT RISK

The issuer of a security, the borrower of a loan or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the fund's investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

FOREIGN SECURITIES RISK

Investing outside the U.S. carries additional risks that include:

n  Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

n  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

n  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States. Other political risks include economic policy changes, social and political instability, military action and war.

ILLIQUIDITY RISK

Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly available information, some Senior Loans are not as easily purchased or sold as publicly traded securities. No active trading market may exist for certain Senior Loans and other fixed income instruments and some Senior Loans may be subject to restrictions on resale. Secondary markets may be subject to irregular trading activity and wide bid/ask spreads. This may impair the ability of the fund to sell or realize the full value of its Senior Loans or other fixed income instruments in the event of a need to liquidate such assets.

Transactions in Senior Loans may settle on a delayed basis, resulting in the proceeds from the sale of Senior Loans not being readily available to make additional investments or to meet the fund's redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With loans, bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. The fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. The impact of interest rate changes on floating rate instruments is typically mitigated by the periodic interest rate adjustments of the instruments.

LIBOR RISK

Many financial instruments may be tied to the London Interbank Offered Rate, or "LIBOR," to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the fund's performance or net asset value. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the fund.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments. Market risk is common to most investments – including stocks, bonds and commodities – and the mutual funds that invest in them. The performance of "value" stocks and "growth" stocks may rise or decline under varying market conditions – for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer's creditworthiness and a bond's maturity. The bonds of some companies may be riskier than the stocks of others.

PREPAYMENT RISK

In a declining interest rate environment, prepayment of loans and other fixed income instruments with high stated interest rates may increase. In such circumstances, the fund may have to reinvest the prepayment proceeds at lower yields.

SENIOR LOANS RISKS

Senior Loans are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

VALUATION RISK

The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the fund.

PERFORMANCE

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Performance information for periods prior to June 3, 2011 does not reflect the current investment strategies. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Year-By-Year Total Returns Year Ended 12/31

Best quarter: 9.21% (Q2 2020) Worst quarter: -13.58% (Q1 2020) Inception date: 3/8/99
AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/20:
Average Annual Returns - Credit Suisse Floating Rate High Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(2.51%)	3.34%	3.74%
Class C	0.55%	3.57%	3.47%
Class I	2.38%	4.58%	4.50%
After Taxes on Distributions | Class A	(4.24%)	1.48%	1.90%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.55%)	1.72%	2.06%
CREDIT SUISSE LEVERAGED LOAN INDEX TOTAL RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	2.78%	5.19%	4.47%

n  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").